Convertible Debentures (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of convertible debentures
Convertible Debentures $

Balance, January 31, 2019	3,476,690
Repayments	(3,500,000)
Debt modification	(250,000)
Accretion	331,803
Interest payments	(58,493)
Balance, January 31, 2020	–
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671

Balance, January 31, 2021	500,000
Repayment	(250,000)
Debt modification	(56,264)
Accretion and interest	44,144

Balance, January 31, 2022	237,880